GEOGRAPHICAL SALES AND SEGMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 123,571,455	$ 113,891,989	$ 122,397,886
Domestic [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	115,256,175	107,273,543	111,925,870
International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 8,315,280	$ 6,618,446	$ 10,472,016